ALLIANCE PREMIER GROWTH FUND

ANNUAL REPORT
NOVEMBER 30, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                            ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

January 28, 2000

Dear Shareholder:

We are pleased to provide you with this report on Alliance Premier Growth Fund (the "Fund"). This report contains investment results and market activity for the annual period ended November 30, 1999.

INVESTMENT RESULTS
The following table provides performance results for the Alliance Premier Growth Fund for the six- and 12-month periods ended November 30, 1999. For comparison, we have also provided the returns for the Standard & Poor's 500 Stock Index (the "S&P 500"), a common measure of the broad U.S. stock market, and your Fund's benchmark, the Russell 1000 Growth Stock Index, which measures the performance of large-cap U.S. stocks.

For both the six- and 12-month periods ended November 30, 1999, your Fund has provided a return well in excess of that of its S&P 500 benchmark. For the most recent six-month period, the Fund modestly underperformed the Russell 1000 Growth Stock Index, although for the 12-month period, the Fund modestly outperformed that index. Outperformance for the year overall was attributable to continued appreciation in selected technology stocks, high-growth telecommunication suppliers and service companies, media and broadcasting firms, and brokerage stocks. Performance in the most recent six months was tempered by declines in pharmaceutical stocks and your Fund's underweight position in technology stocks relative to the Russell 1000 Growth Stock Index.


INVESTMENT RESULTS*
Period ended November 30, 1999
                                        TOTAL RETURNS
                                    6 MONTHS        12 MONTHS
                                    ---------       ---------
ALLIANCE PREMIER GROWTH FUND
  Class A                             14.33%         33.13%
  Class B                             13.96%         32.30%
  Class C                             13.94%         32.31%

S&P 500                                7.36%         20.89%

RUSSELL 1000 GROWTH STOCK INDEX       16.85%         31.49%

* TOTAL RETURNS FOR THE FUND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF NOVEMBER 30, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND AND ITS COMPARATIVE BENCHMARKS INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED S&P 500 INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED RUSSELL 1000 GROWTH STOCK INDEX REPRESENTS THE PERFORMANCE OF 1000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


ECONOMIC REVIEW
Virtually every portfolio manager and market strategist has drawn attention to the narrow leadership that has evolved in the market over the last couple of years. In terms of high earnings growth and strong market positions, it is hard to argue with the fundamentals behind most of these companies. But the price-to-earnings multiple divergence between this select group and all others is hard to fit into any historic experience, at least since the early 1970s.

An unintended consequence of this split in valuations is that it feeds on itself because of the importance of such names in indices like the Russell 1000 Growth Index and the S&P 500. The Russell 1000 Growth Index, for example, is now approaching nearly a 45% weighting in highly valued technology stocks. And by default, therefore, small-cap, mid-cap and value areas suffer as funds are diverted to keeping up with the major benchmarks irrespective of price considerations. Based on fundamentals, we continue to be strong bulls on the U.S. economy and most U.S. companies. But it is hard to swallow today's relative multiples between groups and, at the


1


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

same time, feel that the market is being completely rational. To pay very high absolute and relative multiples for a narrow list of stocks presupposes that the rubber band will stretch even further in the future, and that what has been a winning strategy up to this point will continue.

REVIEW OF INVESTMENT STRATEGY
The Fund seeks long-term growth by investing in many of what we believe to be premier U.S. companies. We are continuing to stay the course with an optimistic bias, but remain extremely price conscious when looking at one stock against another. Our own answer to the dilemma of the division in values between the narrow leadership group and the broader market is to adopt what admittedly some could say is a compromise position. The Fund's portfolio is not as heavily invested in the growth favorites, such as technology, to the extent that some benchmarks would dictate. We are continuing to run the Fund's portfolio with a broad mix of stocks, and believe a middle road is the correct path given our positive feeling on fundamentals, yet also our slight discomfort with the extremes of market price discrepancies. As always, we will continue to make individual decisions as best we see the marriage of fundamentals and price on all stocks in the Fund's portfolio at each point of the market's gyrations.

We thank you for your continued interest and investment in the Alliance Premier Growth Fund and look forward to reporting our progress to you in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Alfred Harrison
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

Alliance Premier Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.



INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF NOVEMBER 30, 1999
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      33.13%         27.48%
Five Years                    33.49%         32.33%
Since Inception*              24.60%         23.86%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      32.30%         28.30%
Five Years                    32.63%         32.63%
Since Inception*              23.84%         23.84%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      32.31%         31.31%
Five Years                    32.63%         32.63%
Since Inception*              25.36%         25.36%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 1999)
                            CLASS A        CLASS B        CLASS C
                          ------------   ------------   ------------
1 Year                        23.51%         24.13%         27.12%
5 Years                       34.86%         35.13%         35.13%
Since Inception*              25.00%         24.97%         26.63%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/28/92, Class A and Class B; 5/3/93, Class C.


3


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

ALLIANCE PREMIER GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
9/30/92* TO 11/30/99

$49,000
$39,000
$29,000
$19,000
$10,000
$9,000

ALLIANCE PREMIER GROWTH FUND CLASS A: $46,370
RUSSELL 1000 GROWTH INDEX: $39,777
S&P 500 STOCK INDEX:  $38,816

9/30/92   11/30/92   11/30/93   11/30/94   11/30/95   11/30/96   11/30/97
   11/30/98   11/30/99


This chart illustrates the total value of an assumed $10,000 investment in Alliance Premier Growth Fund Class A shares (from 9/30/92 to 11/30/99) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard &Poor's ("S&P") 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000 Growth Index measures the performance of 1000 of the largest U.S. companies by market capitalization. These large-cap stocks have a greater-than-average growth orientation.

When comparing Alliance Premier Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.


Alliance Premier Growth Fund
S&P 500 Stock Index
Russell 1000 GrowthIndex

*    Closest month-end after the Fund's Class A share inception date of 9/28/92.


4


TEN LARGEST HOLDINGS
NOVEMBER 30, 1999                                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                            VALUE          NET ASSETS
-------------------------------------------------------------------------------
Dell Computer Corp.                           $  794,562,600         5.0%
Home Depot, Inc.                                 683,068,375         4.3
Cisco Systems, Inc.                              682,592,072         4.3
Morgan Stanley Dean Witter & Co.                 634,178,097         4.0
Nokia Corp. (ADR)                                617,421,750         3.9
Tyco International Ltd.                          588,936,938         3.7
Intel Corp.                                      474,266,175         3.0
MediaOne Group, Inc.                             470,190,250         3.0
Warner-Lambert Co.                               456,859,156         2.9
Schering-Plough Corp.                            450,748,675         2.8
                                              $5,852,824,088        36.9%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED NOVEMBER 30, 1999
_______________________________________________________________________________

                                                     SHARES*
-------------------------------------------------------------------------------
                                                                HOLDINGS
PURCHASES                                   BOUGHT              11/30/99
-------------------------------------------------------------------------------
Atlantic Richfield Co.                   2,635,100             2,635,100
Dell Computer Corp.                      4,772,100            18,478,200
The Goldman Sachs Group, Inc.            2,950,100             3,300,800
Home Depot, Inc.                         2,470,000             8,639,600
Microsoft Corp.                          1,578,700             4,021,100
Philip Morris Cos., Inc.                16,064,200            16,064,200
Schering-Plough Corp.                    3,288,400             8,816,600
Sprint Corp.                             4,395,600             4,395,600
Texas Instruments, Inc.                  1,822,200             1,822,200
Vodafone AirTouch Plc                    5,110,300             5,110,300

                                                                HOLDINGS
SALES                                         SOLD              11/30/99
-------------------------------------------------------------------------------
AirTouch Communications, Inc.            3,439,300                    -0-
Bank of America Corp.                    1,111,502                    -0-
Dayton Hudson Corp.                      1,392,600               719,400
International Business Machines Corp.    2,200,800                    -0-
MCI WorldCom, Inc.                       2,717,700             2,509,600
McKesson HBOC, Inc.                      5,113,199                    -0-
Merrill Lynch & Co., Inc.                1,730,700                    -0-
Nokia Corp. (ADR)                        3,781,500             4,468,000
Safeway, Inc.                            2,983,900                    -0-
Waste Management, Inc.                   1,333,500                    -0-


*    Adjusted for stock splits.


5


PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1999                                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________



COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-98.8%
TECHNOLOGY-27.6%
COMMUNICATION EQUIPMENT-8.0%
EMC Corp. (a)                                 5,283,800  $   441,527,537
JDS Uniphase Corp. (a)                           25,000        5,718,750
Lucent Technologies, Inc.                     2,243,905      163,945,309
Nokia Corp. (ADR) (Finland)                   4,468,000      617,421,750
Nortel Networks Corp.                           653,300       48,344,200
                                                             ------------
                                                           1,276,957,546

COMPUTER HARDWARE-5.6%
Dell Computer Corp. (a)                      18,478,200      794,562,600
Sun Microsystems, Inc. (a)                      721,600       95,431,600
                                                             ------------
                                                             889,994,200

COMPUTER SOFTWARE-2.5%
Microsoft Corp. (a)                           4,021,100      366,108,589
Oracle Corp. (a)                                376,700       25,544,969
                                                             ------------
                                                             391,653,558

CONTRACT MANUFACTURING-1.0%
Solectron Corp. (a)                           1,967,200      162,048,100

INTERNET-0.8%
America Online, Inc.                            863,400       62,758,388
eBay, Inc. (a)                                  163,700       27,020,731
Yahoo, Inc. (a)                                 149,800       31,869,950
                                                             ------------
                                                             121,649,069

NETWORKING SOFTWARE-4.3%
Cisco Systems, Inc. (a)                       7,653,450      682,592,072

SEMI-CONDUCTOR CAPITAL EQUIPMENT-1.0%
Applied Materials, Inc. (a)                   1,622,900      158,131,319

SEMI-CONDUCTOR COMPONENTS-4.4%
Intel Corp.                                   6,184,400      474,266,175
Micron Technology, Inc. (a)                     662,900       44,497,163
Texas Instruments, Inc.                       1,822,200      175,045,087
                                                             ------------
                                                             693,808,425
                                                             ------------
                                                           4,376,834,289

CONSUMER SERVICES-26.1%
AIRLINES-3.1%
Continental Airlines, Inc. C1.B (a)           3,656,600      135,294,200
Delta Airlines, Inc.                          1,727,100       85,059,675
KLM Royal Dutch Air                           3,241,711       80,637,561
Northwest Airlines Corp. Cl.A (a)             3,624,400       84,946,875
UAL Corp. (a)                                 1,604,200      110,288,750
                                                             ------------
                                                             496,227,061

BROADCASTING & CABLE-7.7%
AMFM, Inc. (a)                                1,813,700      128,205,919
AT&T Corp. - Liberty Media
  Group C1.A (a)                              5,155,924      215,582,072
CBS Corp. (a)                                 1,018,400       52,956,800
Clear Channel Communications, Inc. (a)        1,311,000      105,371,625
MediaOne Group, Inc. (a)                      5,933,000      470,190,250
Vodafone AirTouch Plc (ADR)
  (United Kingdom)                            5,110,300      241,142,281
                                                           --------------
                                                           1,213,448,947

PRINTING & PUBLISHING-0.4%
Gannett Co., Inc.                               818,900       58,602,531

RETAIL - GENERAL MERCHANDISE-14.9%
Costco Wholesale Corp. (a)                    3,678,800      337,299,975
Dayton Hudson Corp.                             719,400       50,762,663
Gap, Inc.                                    10,175,550      412,109,775
Home Depot, Inc.                              8,639,600      683,068,375
Kohl's Corp. (a)                              2,468,900      178,223,719
Lowe's Companies, Inc.                        6,562,400      326,889,550
Tommy Hilfiger Corp. (a)                      3,888,500       95,754,312
Wal-Mart Stores, Inc.                         5,000,800      288,171,100
                                                           --------------
                                                           2,372,279,469
                                                           --------------
                                                           4,140,558,008

FINANCE-17.5%
BANKING - MONEY CENTER-3.5%
Chase Manhattan Corp.                         2,433,700      188,003,325
Citigroup, Inc.                               6,752,050      363,766,694
                                                             ------------
                                                             551,770,019


6


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
BANKING - REGIONAL-0.3%
Fifth Third Bancorp                             730,700  $    51,149,000

BROKERAGE & MONEY MANAGEMENT-5.5%
The Goldman Sachs Group, Inc.                 3,300,800      247,972,600
Morgan Stanley Dean Witter & Co.              5,257,435      634,178,097
                                                             ------------
                                                             882,150,697

INSURANCE-1.3%
American International Group, Inc.            2,006,496      207,170,712

MORTGAGE BANKING-2.6%
Federal Home Loan Mortgage Corp.              8,240,700      406,884,563

MISCELLANEOUS-4.3%
Associates First Capital Corp. Cl.A           4,881,800      162,319,850
MBNA Corp.                                   15,739,130      397,413,032
The CIT Group, Inc. Cl.A                      5,759,480      119,509,210
                                                             ------------
                                                             679,242,092
                                                           --------------
                                                           2,778,367,083

HEALTH CARE-10.4%
DRUGS-9.3%
Bristol-Myers Squibb Co.                      3,308,200      241,705,363
Pfizer, Inc.                                  9,085,100      328,767,056
Schering-Plough Corp.                         8,816,600      450,748,675
Warner-Lambert Co.                            5,093,900      456,859,156
                                                           --------------
                                                           1,478,080,250

MEDICAL PRODUCTS-0.2%
Medtronic, Inc.                                 709,800       27,593,475

MEDICAL SERVICES-0.9%
IMS Health, Inc.                              5,897,500      138,959,844
                                                           --------------
                                                           1,644,633,569

MULTI-INDUSTRY COMPANIES-4.4%
Honeywell, Inc.                                 375,500       42,032,531
Minnesota Mining & Manufacturing Co.            786,300       75,140,794
Tyco International Ltd.                      14,700,454      588,936,938
                                                             ------------
                                                             706,110,263

CONSUMER STAPLES-4.4%
RETAIL - FOOD & DRUG-1.7%
Kroger Co. (a)                                6,577,200      140,176,575
Walgreen Co.                                  4,745,500      138,212,688
                                                             ------------
                                                             278,389,263

TOBACCO-2.7%
Philip Morris Cos., Inc.                     16,064,200      422,689,262
                                                             ------------
                                                             701,078,525

UTILITIES-3.2%
TELEPHONE UTILITY-3.2%
MCI WorldCom, Inc. (a)                        2,509,600      207,512,550
Sprint Corp.                                  4,395,600      304,944,750
                                                             ------------
                                                             512,457,300

CONSUMER MANUFACTURING-2.0%
AUTO & RELATED-1.7%
Ford Motor Co.                                4,313,200      217,816,600
General Motors Corp.                            763,100       54,943,200
                                                             ------------
                                                             272,759,800

BUILDING & RELATED-0.3%
Masco Corp.                                   1,645,700       41,553,925
                                                             ------------
                                                             314,313,725

ENERGY-1.6%
DOMESTIC INTEGRATED-1.6%
Atlantic Richfield Co.                        2,635,100      253,957,762

CAPITAL GOODS-0.9%
MISCELLANEOUS-0.9%
United Technologies Corp.                     2,635,500      148,905,750

BASIC INDUSTRY-0.7%
MINING & METALS-0.3%
Alcoa, Inc.                                     820,100       53,716,550

PAPER & FOREST PRODUCTS-0.4%
International Paper Co.                         558,600       29,151,938
Weyerhaeuser Co.                                416,100       25,486,125
                                                             ------------
                                                              54,638,063
                                                             ------------
                                                             108,354,613

Total Common Stocks
  (cost $13,307,930,544)                                  15,685,570,887


7


PORTFOLIO OF INVESTMENTS (CONTINUED)               ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________


                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-0.8%
COMMERCIAL PAPER-0.8%
General Electric Capital Corp.
  5.68%, 12/01/99                              $134,098  $   134,098,000

TIME DEPOSIT-0.0%
State Street Euro Dollar
  5.00%, 12/01/99                                 2,234        2,234,000

Total Short-Term Investments
(amortized cost $136,332,000)                                136,332,000
                                                             ------------

TOTAL INVESTMENTS-99.6%
  (cost $13,444,262,544)                                  15,821,902,887
Other assets less liabilities-0.4%                            57,187,601

NET ASSETS-100%                                          $15,879,090,488


(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt.

     See notes to financial statements.


8


STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999                                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value
    (cost $13,444,262,544)                                     $15,821,902,887
  Cash                                                                     571
  Receivable for investment securities sold                        222,537,326
  Receivable for capital stock sold                                107,530,346
  Dividends and interest receivable                                  7,742,246
  Total assets                                                  16,159,713,376

LIABILITIES
  Payable for investment securities purchased                      222,745,797
  Payable for capital stock redeemed                                38,230,014
  Advisory fee payable                                              11,850,531
  Distribution fee payable                                           3,106,245
  Accrued expenses and other liabilities                             4,690,301
  Total liabilities                                                280,622,888

NET ASSETS                                                     $15,879,090,488

COMPOSITION OF NET ASSETS
  Capital stock, at par                                        $       459,228
  Additional paid-in capital                                    12,428,070,211
  Accumulated net realized gain on investments                   1,072,920,706
  Net unrealized appreciation of investments                     2,377,640,343
                                                               $15,879,090,488

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($4,285,490,312 / 119,639,169 shares of capital stock
    issued and outstanding)                                             $35.82
  Sales charge--4.25% of public offering price                            1.59
  Maximum offering price                                                $37.41

  CLASS B SHARES
  Net asset value and offering price per share
    ($8,161,470,587 / 239,725,968 shares of capital stock
    issued and outstanding)                                             $34.05

  CLASS C SHARES
  Net asset value and offering price per share
    ($2,965,439,710 / 86,986,712 shares of capital stock
    issued and outstanding)                                             $34.09

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($466,689,879 / 12,875,805 shares of capital stock
    issued and outstanding)                                             $36.25


See notes to financial statements.


9


STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1999                       ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $1,339,904)                       $ 59,772,573
  Interest                                          12,166,073  $   71,938,646

EXPENSES
  Advisory fee                                     105,739,475
  Distribution fee - Class A                         9,781,762
  Distribution fee - Class B                        57,390,040
  Distribution fee - Class C                        20,190,491
  Transfer agency                                   18,009,342
  Registration                                       2,692,344
  Printing                                           2,173,838
  Taxes                                                865,089
  Custodian                                            663,572
  Audit and legal                                      132,598
  Administrative                                       129,000
  Directors' fees                                       25,000
  Miscellaneous                                        273,270
  Total expenses                                                   218,065,821
  Net investment loss                                             (146,127,175)

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
  Net realized gain on investment
    transactions                                                 1,226,047,789
  Net change in unrealized appreciation
    of investments                                               1,427,893,908
  Net gain on investments                                        2,653,941,697

NET INCREASE IN NET ASSETS FROM
OPERATIONS                                                      $2,507,814,522


See notes to financial statements.


10


STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                               YEAR ENDED          YEAR ENDED
                                               NOVEMBER 30,        NOVEMBER 30,
                                                  1999                1998
                                              -------------       -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment loss                      $  (146,127,175)     $  (32,453,991)
  Net realized gain on investment
     transactions                            1,226,047,789         130,077,346
  Net change in unrealized appreciation
    of investments                           1,427,893,908         675,313,803
  Net increase in net assets from
    operations                               2,507,814,522         772,937,158

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                    (32,516,709)        (25,682,703)
    Class B                                    (67,526,095)        (60,400,293)
    Class C                                    (20,765,712)        (12,552,691)
    Advisor Class                               (5,998,556)         (3,662,777)

CAPITAL STOCK TRANSACTIONS
  Net increase                               8,146,678,528       3,217,836,041
  Total increase                            10,527,685,978       3,888,474,735

NET ASSETS
  Beginning of year                          5,351,404,510       1,462,929,775
  End of year                              $15,879,090,488      $5,351,404,510


See notes to financial statements.


11


NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999                                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Premier Growth Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased before July 11, 1998 will convert to Class A shares six years after the end of the calendar month of purchase. Class B shares purchased on or after July 11, 1998 will convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates would be reflected as a component of net unrealized appreciation of investments, and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment


12


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discount and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

During the current fiscal year, permanent differences, primarily due to a net investment loss, resulted in a net decrease in net accumulated investment loss and a corresponding decrease in accumulated net realized gain on investments. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of 1.00% of the Fund's average daily net assets up to $5 billion, .95% of the next $2.5 billion of the Fund's average daily net assets, .90% of the next $2.5 billion of the Fund's average daily net assets, and .85% of the Fund's average daily net assets over $10 billion. Prior to November 1, 1998 the effective advisory fee was 1% of average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $129,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended November 30, 1999.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $12,077,820 for the year ended November 30, 1999.

In addition, for the year ended November 30, 1999, the Fund's expenses were reduced by $926,611 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $2,941,087 from the sale of Class A shares and $157,564, $9,314,135 and $1,019,542 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 1999.

Brokerage commissions paid on investment transactions for the year ended November 30, 1999, amounted to $20,120,671, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $212,989,421 and $12,643,291 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $15,802,962,372 and $8,088,531,789, respectively, for the year ended November 30, 1999. There were purchases of $333,627,673 and sales of $20,787,185 of U.S. government and government agency obligations for the year ended November 30, 1999.

At November 30, 1999 the cost of investments for federal income tax purposes was $13,466,041,959. Gross unrealized appreciation of investments was $2,820,956,483 and gross unrealized depreciation of investments was $465,095,555 resulting in net unrealized appreciation of $2,355,860,928.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                    YEAR ENDED       YEAR ENDED    YEAR ENDED      YEAR ENDED
                     NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,    NOVEMBER 30,
                         1999           1998          1999            1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold          137,931,934    56,476,036  $4,530,547,629  $1,405,838,706
Shares issued in
  reinvestment of
  distributions        1,094,113     1,121,642      30,233,841      22,887,704
Shares converted
  from Class B         5,382,731     1,419,064     175,781,365      34,681,201
Shares redeemed      (76,350,596)  (24,392,132) (2,519,837,694)   (606,086,880)
Net increase          68,058,182    34,624,610  $2,216,725,141  $  857,320,731

CLASS B
Shares sold          159,973,069    74,810,864  $4,981,837,124  $1,807,421,381
Shares issued in
  reinvestment of
  distributions        2,407,963     2,894,527      63,620,433      56,870,690
Shares converted
  to Class A          (5,643,209)   (1,478,067)   (175,781,365)    (34,681,201)
Shares redeemed      (23,337,539)  (10,277,797)   (733,129,267)   (241,201,004)
Net increase         133,400,284    65,949,527  $4,136,546,925  $1,588,409,866


14


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                    YEAR ENDED       YEAR ENDED    YEAR ENDED      YEAR ENDED
                     NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,    NOVEMBER 30,
                         1999           1998          1999            1998
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold           79,730,256    40,451,101  $2,489,717,810    $981,761,319
Shares issued in
  reinvestment of
  distributions          741,503       593,076      19,620,963      11,712,445
Shares redeemed      (26,187,273)  (16,699,091)   (816,561,912)   (402,173,143)
Net increase          54,284,486    24,345,086  $1,692,776,861    $591,300,621

ADVISOR CLASS
Shares sold            9,127,148    11,134,237  $  304,656,716    $275,248,745
Shares issued in
  reinvestment of
  distributions          208,442       170,458       5,807,195       3,504,261
Shares redeemed       (6,261,867)   (3,921,835)   (209,834,310)    (97,948,183)
Net increase           3,073,723     7,382,860  $  100,629,601    $180,804,823


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 1999.


15


FINANCIAL HIGHLIGHTS                               ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED NOVEMBER 30,
                                            -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $27.50       $22.00       $17.98       $16.09       $11.41

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.28)(a)     (.15)(a)     (.10)(a)     (.04)(a)     (.03)
Net realized and unrealized gain on
  investment transactions                       9.21         7.11         5.20         3.20         5.38
Net increase in net asset value from
  operations                                    8.93         6.96         5.10         3.16         5.35

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.61)       (1.46)       (1.08)       (1.27)        (.67)
Net asset value, end of year                  $35.82       $27.50       $22.00       $17.98       $16.09

TOTAL RETURN
Total investment return based on net
  asset value (b)                              33.13%       33.94%       30.46%       21.52%       49.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)   $4,285,490   $1,418,262     $373,099     $172,870      $72,366
Ratio of expenses to average net assets         1.50%        1.59%(c)     1.57%        1.65%        1.75%
Ratio of net investment loss to average
  net assets                                    (.85)%       (.59)%       (.52)%       (.27)%       (.28)%
Portfolio turnover rate                           75%          82%          76%          95%         114%



See footnote summary on page 19.


16


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED NOVEMBER 30,
                                            -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $26.33       $21.26       $17.52       $15.81       $11.29

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.48)(a)     (.30)(a)     (.23)(a)     (.14)(a)     (.11)
Net realized and unrealized gain on
  investment
transactions                                    8.81         6.83         5.05         3.12         5.30
Net increase in net asset value from
  operations                                    8.33         6.53         4.82         2.98         5.19

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.61)       (1.46)       (1.08)       (1.27)        (.67)
Net asset value, end of year                  $34.05       $26.33       $21.26       $17.52       $15.81

TOTAL RETURN
Total investment return based on net
  asset value (b)                              32.30%       33.04%       29.62%       20.70%       49.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)   $8,161,471   $2,799,288     $858,449     $404,137     $238,088
Ratio of expenses to average net assets         2.18%        2.28%(c)     2.25%        2.32%        2.43%
Ratio of net investment loss to average
  net assets                                   (1.53)%      (1.27)%      (1.20)%       (.94)%       (.95)%
Portfolio turnover rate                           75%          82%          76%          95%         114%


See footnote summary on page 19.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED NOVEMBER 30,
                                            -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year            $26.36       $21.29       $17.54       $15.82       $11.30

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.49)(a)     (.31)(a)     (.24)(a)     (.14)(a)     (.08)
Net realized and unrealized gain on
  investment transactions                       8.83         6.84         5.07         3.13         5.27
Net increase in net asset value from
  operations                                    8.34         6.53         4.83         2.99         5.19

LESS:DISTRIBUTIONS
Distributions from net realized gains           (.61)       (1.46)       (1.08)       (1.27)        (.67)
Net asset value, end of year                  $34.09       $26.36       $21.29       $17.54       $15.82

TOTAL RETURN
Total investment return based on net
  asset value (b)                              32.31%       32.99%       29.64%       20.76%       48.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)   $2,965,440     $862,193     $177,923      $60,194      $20,679
Ratio of expenses to average net assets         2.18%        2.28%(c)     2.24%        2.32%        2.42%
Ratio of net investment loss to average
  net assets                                   (1.53)%      (1.30)%      (1.22)%       (.94)%       (.97)%
Portfolio turnover rate                           75%          82%          76%          95%         114%



See footnote summary on page 19.


18

                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                               ADVISOR CLASS
                                            ----------------------------------------------------
                                                                                     OCTOBER 2,
                                              YEAR ENDED NOVEMBER 30, NOVEMBER 30,    1996(D)
                                            -------------------------------------       TO
                                                1999         1998         1997         1996
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $27.71       $22.10       $17.99       $15.94

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.17)        (.07)        (.06)        (.01)
Net realized and unrealized gain on
  investment transactions                       9.32         7.14         5.25         2.06
Net increase in net asset value from
operations                                      9.15         7.07         5.19         2.05

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.61)       (1.46)       (1.08)          -0-
Net asset value, end of period                $36.25       $27.71       $22.10       $17.99

TOTAL RETURN
Total investment return based on net
  asset value (b)                              33.68%       34.31%       30.98%       12.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $466,690     $271,661      $53,459       $1,922
Ratio of expenses to average net assets         1.16%        1.26%(c)     1.25%        1.50%(e)
Ratio of net investment loss to average
  net assets                                    (.51)%       (.28)%       (.28)%       (.48)%(e)
Portfolio turnover rate                           75%          82%          76%          95%


(a)  Based on average shares oustanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the year ended November 30, 1998, the ratios of expenses to average net assets were 1.58% for Class A shares, 2.27% for Class B shares, 2.27% for Class C shares and 1.25% for Advisor Class shares, respectively.

(d)  Commencement of distribution.

(e)  Annualized.


19


REPORT OF INDEPENDENT ACCOUNTANTS                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ALLIANCE PREMIER GROWTH FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Premier Growth Fund, Inc. (the "Fund") at November 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 24, 2000


TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In order to meet certain requirements of the Internal Revenue Code we are advising you that the Fund paid $126,807,072 of capital gain distributions during the fiscal year ended November 30, 1999, which are subject to a maximum tax rate of 20%. Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 2000.


20


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALFRED HARRISON, EXECUTIVE VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
DANIEL NORDBY, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


21


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
    Quality Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Limited Maturity Government Fund
Alliance Mortgage Securities Income Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Health Care Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


22


ALLIANCE PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

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